SCHEDULE OF COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION REFLECTED IN BALANCE SHEET (Details) - Globis Acquisition Corp [Member] - USD ($)		4 Months Ended	9 Months Ended
	Dec. 15, 2020	Dec. 31, 2020	Sep. 30, 2021
Subsidiary, Sale of Stock [Line Items]
Gross Proceeds	$ 116,150,000		$ 115,000,000
Common stock issuance costs	(216,841)		(2,516,841)
Accretion of carrying value to redemption value			3,666,841
Temporary Equity, Carrying Amount, Attributable to Parent	116,150,000	$ 116,150,000	$ 116,150,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Gross Proceeds	$ 115,000,000	115,000,000
Common stock issuance costs		(2,516,841)
Accretion of carrying value to redemption value		3,666,841
Temporary Equity, Carrying Amount, Attributable to Parent		$ 116,150,000